UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

Common Stocks (a) Shares Value
Building Products — 0.2%
Masonite Worldwide Holdings 13,994 $ 626,231
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.	13,117	5,036
Wellman Holdings, Inc.	430	21
5,057
Construction Materials — 0.0%
Nortek, Inc. 1,540 69,300
Electrical Equipment — 0.0%
Medis Technologies Ltd. 71,654 2,866
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.	133,089	465,382
Ainsworth Lumber Co. Ltd. (b)	152,951	534,834
Western Forest Products,
Inc. (b)	84,448	27,283
1,027,499
Software — 0.4%
HMH Holdings/EduMedia 147,163 919,769
Total Common Stocks – 1.0% 2,650,722
	Par
Corporate Bonds (000)
Airlines — 0.2%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16 USD 600 649,500
Auto Components — 1.1%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14	32	32,306
Icahn Enterprises LP (b):
7.75%, 1/15/16	1,000	940,000
8.00%, 1/15/18	2,000	1,880,000
2,852,306
Building Products — 2.2%
CPG International I, Inc.:
7.18%, 7/01/12 (c)	3,500	3,447,500
10.50%, 7/01/13	2,300	2,323,000
5,770,500
Capital Markets — 0.3%
Marsico Parent Co., LLC, 10.63%,
1/15/16 (b)	1,048	592,120
Marsico Parent Holdco, LLC,
3.13%, 7/15/16 (b)(d)	461	112,934

		Par
Corporate Bonds (000) Value
Capital Markets (concluded)
Marsico Parent Superholdco, LLC,
3.63%, 1/15/18 (b)(d)	USD	303	$ 59,002
764,056
Chemicals — 1.2%
CF Industries, Inc., 6.88%,
5/01/18		905	906,131
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (e)		857	557,042
10.00%, 3/31/15		844	548,704
LBI Escrow Corp., 8.00%,
11/01/17 (b)		1,000	1,017,500
Wellman Holdings, Inc.,
Subordinate Note (Third Lien),
5.00%, 1/29/19 (d)(e)		453	176,571
3,205,948
Commercial Services &
Supplies — 0.5%
Clean Harbors, Inc., 7.63%,
8/15/16		800	820,000
The Geo Group, Inc., 7.75%,
10/15/17 (b)		550	547,937
1,367,937
Construction Materials — 0.6%
Nortek, Inc. , 11.00%, 12/01/13 1,547 1,608,718
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%,
2/01/17 (b)		360	363,600
Inmarsat Finance Plc, 7.38%,
12/01/17 (b)		915	912,713
1,276,313
Containers & Packaging — 3.1%
Berry Plastics Corp.:
8.25%, 11/15/15		1,600	1,572,000
9.50%, 5/15/18 (b)		700	626,500
Clondalkin Acquisition BV, 2.26%,
12/15/13 (b)(c)		4,000	3,775,000
Crown European Holdings SA,
6.25%, 9/01/11	EUR	15	18,499
Owens-Brockway Glass Container,
Inc., 6.75%, 12/01/14		143	176,359
Packaging Dynamics Finance
Corp., 10.00%, 5/01/16 (b)	USD	730	625,063
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	525	631,366
7.75%, 11/15/19		500	607,436
8,032,223

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	FKA	Formerly Known As
EUR	Euro	MSCI	Morgan Stanley Capital International
GBP	British Pound	USD	US Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds (000) Value
Diversified Financial
Services — 2.5%
CIT Group, Inc., 7.00%, 5/01/17	USD	2,990 $	2,698,475
FCE Bank Plc, 7.13%, 1/16/12	EUR	900	1,098,908
GMAC, Inc., 2.74%, 12/01/14 (c)	USD	1,875	1,540,292
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (b)		800	792,000
Reynolds Group Issuer, Inc.,
7.75%, 10/15/16 (b)	EUR	400	485,949
6,615,624
Diversified Telecommunication
Services — 1.4%
ITC Deltacom, Inc., 10.50%,
4/01/16 (b)	USD	750	720,000
New Communications Holdings,
Inc. (b):
7.88%, 4/15/15		1,100	1,091,750
8.25%, 4/15/17		585	579,150
Qwest Communications
International, Inc., 8.00%,
10/01/15 (b)		600	601,500
Qwest Corp., 8.38%, 5/01/16		540	585,900
3,578,300
Energy Equipment &
Services — 0.5%
Expro Finance Luxembourg SCA,
8.50%, 12/15/16 (b) 1,250 1,212,500
Food & Staples Retailing — 0.1%
AmeriQual Group LLC, 9.50%,
4/01/12 (b) 250 227,500
Food Products — 1.0%
B&G Foods, Inc., 7.63%, 1/15/18		600	598,500
Bumble Bee Foods LLC, 7.75%,
12/15/15 (b)		450	447,750
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		1,500	1,605,937
2,652,187
Health Care Equipment &
Supplies — 0.5%
DJO Finance LLC, 10.88%,
11/15/14 1,245 1,294,800
Health Care Providers &
Services — 0.9%
American Renal Holdings, 8.38%,
5/15/18 (b)		145	141,013
HCA, Inc., 7.25%, 9/15/20		485	483,787
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		175	183,750
8.88%, 7/01/19		1,360	1,426,300
			2,234,850
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (b)		1,860	2,134,350

		Par
Corporate Bonds (000) Value
Hotels, Restaurants &
Leisure — 0.4%
Little Traverse Bay Bands of
Odawa Indians, 10.25%,
2/15/14 (a)(b)(f)	USD	1,565 $	518,406
MGM Mirage, 10.38%,
5/15/14 (b)		490	520,625
1,039,031
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%,
10/15/17 1,200 1,332,000
Independent Power Producers &
Energy Traders — 2.1%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)		1,725	1,742,250
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		1,000	995,000
NRG Energy, Inc., 7.25%,
2/01/14		2,730	2,695,875
5,433,125
Industrial Conglomerates — 0.9%
Sequa Corp. (b):
11.75%, 12/01/15		640	640,000
13.50%, 12/01/15 (d)		1,757	1,790,286
2,430,286
Media — 2.7%
Affinion Group, Inc., 10.13%,
10/15/13		1,050	1,068,375
CSC Holdings, Inc., 8.50%,
4/15/14 (b)		420	436,800
Clear Channel Worldwide Holdings,
Inc. (b):
Series A, 9.25%, 12/15/17		401	406,013
Series B, 9.25%, 12/15/17		1,604	1,632,070
DISH DBS Corp., 7.00%,
10/01/13		925	938,875
Seat Pagine Gialle SpA, 10.50%,
1/31/17 (b)	EUR	669	771,702
UPC Germany GmbH, 8.13%,
12/01/17 (b)	USD	2,000	1,960,000
7,213,835
Metals & Mining — 0.4%
FMG Finance Property Ltd.,
4.54%, 9/01/11 (b)(c)		265	261,688
Ryerson, Inc., 7.72%,
11/01/14 (c)		900	838,125
1,099,813
Multiline Retail — 0.2%
Dollar General Corp.:
10.63%, 7/15/15		100	109,000
11.88%, 7/15/17 (d)		445	505,075
			614,075

2 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

	Par
Corporate Bonds (000) Value
Oil, Gas & Consumable
Fuels — 0.1%
Coffeyville Resources LLC, 9.00%,
4/01/15 (b) USD 305 $ 301,950
Paper & Forest Products — 0.7%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (b)(d)	1,205	1,111,842
NewPage Corp., 10.00%,
5/01/12	610	354,563
Verso Paper Holdings LLC,
Series B, 4.09%, 8/01/14 (c)	340	283,050
1,749,455
Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc.,
4.29%, 12/01/13 (c)	605	471,900
Elan Finance Plc, 4.44%,
11/15/11 (c)	1,820	1,774,500
2,246,400
Semiconductors & Semiconductor
Equipment — 0.3%
Advanced Micro Devices, Inc.,
8.13%, 12/15/17 (b)	150	147,187
STATS ChipPAC Ltd.:
7.50%, 7/19/10	180	180,225
6.75%, 11/15/11	385	384,519
711,931
Textiles, Apparel & Luxury
Goods — 0.1%
Phillips-Van Heusen Corp., 7.38%,
5/15/20 360 361,800
Wireless Telecommunication
Services — 1.7%
Cricket Communications, Inc.,
7.75%, 5/15/16	1,700	1,725,500
Digicel Group Ltd., 9.13%,
1/15/15 (b)(d)	278	271,050
iPCS, Inc., 2.47%, 5/01/13 (c)	1,500	1,380,000
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13	775	742,062
Sprint Capital Corp., 8.38%,
3/15/12	375	386,250
4,504,862
Total Corporate Bonds – 28.4% 74,516,175
Floating Rate Loan Interests (c)
Aerospace & Defense — 1.3%
Hawker Beechcraft Acquisition Co.,
LLC:
Letter of Credit Facility
Deposit, 2.10%, 3/26/14	98	80,323

		Par
Floating Rate Loan Interests (c) (000) Value
Aerospace & Defense (concluded)
Hawker Beechcraft Acquisition,
Co., LLC: (concluded)
Term Loan, 2.29% - 2.35%,
3/26/14	USD	1,604 $	1,318,161
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		663	661,895
Tranche B Term Loan, 5.75%,
12/18/15		1,317	1,316,700
3,377,079
Airlines — 0.4%
Delta Air Lines, Inc., Credit-Linked
Deposit Loan, 0.20% - 2.32%,
4/30/12 1,213 1,157,938
Auto Components — 3.0%
Affinion Group Holdings, Inc.:
Loan, 7.89%, 3/01/12		1,349	1,269,355
Term Loan B, 5.00%,
4/08/16		1,500	1,434,375
Allison Transmission, Inc., Term
Loan, 3.05% - 3.11%, 8/07/14		4,224	3,830,148
Dana Holding Corp., Term
Advance, 4.53% - 4.73%,
1/30/15		1,049	1,008,270
Exide Technologies, Term Loan,
3.69%, 5/15/12	EUR	324	361,997
GPX International Tire Corp.,
Tranche B Term Loan (a)(f):
12.25%, 3/30/12	USD	572	—
14.00%, 4/11/12		9	—
7,904,145
Automobiles — 1.3%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.31% - 3.34%, 12/15/13		3,078	2,866,257
Tranche B-2 Term Loan,
3.26%, 12/15/13		498	461,328
3,327,585
Beverages — 1.1%
Culligan International Co., Loan
(Second Lien), 5.18%, 4/24/13 EUR		500	312,922
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16	USD	2,494	2,486,580
2,799,502
Building Products — 1.9%
Building Materials Corp. of
America, Term Loan Advance,
3.13%, 2/22/14		1,328	1,282,604
Goodman Global, Inc., Term Loan,
6.25%, 2/13/14		2,717	2,714,135

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Building Products (concluded)
PGT Industries, Inc., Tranche A-2
Term Loan, 6.75%, 2/14/12	USD	1,133	$ 1,044,738
5,041,477
Chemicals — 6.2%
CF Industries Holdings, Inc.,
Term Loan B-1, 4.50%, 3/17/15		2,490	2,487,336
Chemtura Corp., Debtor in
Possession Return of Capital
Term Loan, 6.00%, 1/26/11		1,600	1,603,000
Edwards (Cayman Islands II) Ltd.,
Term Loan (First Lien), 2.35%,
5/31/14		486	438,436
Gentek Holding, LLC, Tranche B
Term Loan, 7.00%, 10/29/14		898	897,189
Huish Detergents, Inc., Tranche B
Term Loan, 2.11%, 4/26/14		713	678,382
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 3/24/16		900	899,036
Matrix Acquisition Corp. (FKA
MacDermid, Inc.), Tranche C
Term Loan, 2.65%, 12/15/13	EUR	548	605,640
Nalco Co., Term Loan, 6.50%,
5/13/16	USD	2,432	2,429,599
PQ Corp., (FKA Niagara
Acquisition, Inc.) Term Loan
(First Lien), 3.59% - 3.61%,
7/30/14		2,708	2,460,994
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		1,525	1,522,141
Solutia, Inc., Term Loan, 4.75%,
3/01/17		2,250	2,246,249
16,268,002
Commercial Services & Supplies —
4.3%
ARAMARK Corp.:
Letter of Credit, 2.03%,
1/26/14		33	31,150
Letter of Credit, 3.40%,
7/26/16		52	50,387
Term Loan B, 3.54%,
7/26/16		792	766,173
US Term Loan, 2.17%,
1/26/14		497	473,663
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.11%,
10/21/13		814	772,823
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		1,097	1,093,135
Casella Waste Systems, Inc.,
Term Loan B, 7.00%, 4/09/14		744	742,514
International Lease Finance Corp.:
Term Loan 1, 6.75%,
2/23/15		2,125	2,075,063
Term Loan 2, 7.00%,
3/05/16		975	948,675

		Par
Floating Rate Loan Interests (c) (000) Value
Commercial Services & Supplies (concluded)
Johnson Diversey, Inc., Tranche B
Dollar, 5.50%, 11/24/15	USD	898	$ 897,750
Synagro Technologies, Inc., Term
Loan (First Lien), 2.34% -
2.36%, 4/02/14		1,560	1,402,019
West Corp., Incremental Term
Loan B-3, 7.25%, 10/24/13		1,989	1,986,453
11,239,805
Communications
Equipment — 0.1%
Sorenson Communications, Inc.,
Term Loan C, 6.00%, 10/27/14 400 390,000
Construction &
Engineering — 1.1%
Safway Services, LLC, First Out
Tranche Loan, 9.00%,
12/14/17		1,700	1,700,000
Welding Services, Term Loan B,
5.50%, 3/23/16		1,150	1,147,605
2,847,605
Consumer Finance — 2.9%
American General Finance Corp.,
Term Loan, 7.25%, 4/16/16		3,550	3,436,400
Chrysler Financial Corp., Term
Loan (Second Lien), 6.84%,
8/02/13		4,260	4,204,467
7,640,867
Containers & Packaging — 1.3%
Anchor Glass Container Corp.,
Term Loan B, 6.00%, 2/18/16		980	970,226
BWAY Corp.:
Term Loan, 5.50%, 5/21/17		914	909,347
Term Loan Canada, 5.50%,
5/20/17		86	85,486
Berry Plastics Holding Corp.,
Term Loan C, 2.26%, 4/03/15		1,045	935,511
Graham Packaging Co., LP,
Term Loan C, 6.75%, 4/05/14		631	630,929
3,531,499
Diversified Consumer
Services — 2.3%
Coinmach Service Corp., Term
Loan, 3.47%, 11/14/14		2,695	2,342,846
Laureate Education, Inc.,
Series A, New Term Loan,
7.00%, 8/15/14		3,833	3,785,552
6,128,398
Diversified Financial Services — 2.7%
CIT Group, Inc., Tranche 2A Term Loan,
9.50%, 1/20/12		1,458	1,488,958

4 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Diversified Financial Services (concluded)
MSCI, Inc., Term Loan B, 4.75%,
6/30/16	USD	3,375 $	3,362,344
Reynolds Group Holdings, Inc.:
Term Loan (First Lien), 5.75%,
5/05/16		1,000	992,500
US Term Loan, 6.25%,
5/05/16		1,292	1,271,421
7,115,223
Diversified Telecommunication
Services — 2.4%
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/12/15		1,625	1,616,193
Level 3 Communications,
Incremental Term Loan,
2.55%, 3/13/14		2,275	2,045,063
US Telepacific Corp., Term Loan
(Second Lien), 9.25%, 7/25/15		475	474,109
Wind Finance SL SA, Euro Facility
(Second Lien), 7.65%,
12/17/14	EUR	1,000	1,216,407
Wind Telecomunicazioni SpA,
Term Loan A1 Facility,
2.92%, 9/22/12		712	836,062
6,187,834
Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14 USD 1,273 1,267,129
Electronic Equipment,
Instruments & Components —
1.0%
CDW Computer Centers, Inc.,
Term Loan B, 4.34%, 10/10/14		2,050	1,804,000
Flextronics International Ltd.,
Term Loan B, 2.54%, 10/01/12		858	820,486
2,624,486
Energy Equipment &
Services — 0.4%
MEG Energy Corp., Term Loan D,
6.00%, 4/03/16 1,091 1,075,111
Food & Staples Retailing — 3.6%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility
B1, 3.56%, 7/09/15	GBP	1,300	1,691,412
Bolthouse Farms, Inc., Term Loan
B, 5.50%, 2/04/16	USD	1,100	1,094,844
DSW Holdings, Inc., Term Loan,
2.59%, 10/29/12		912	875,467
Pierre Foods, Inc., Term Loan B,
7.00%, 2/17/16		1,086	1,091,681
Pilot Travel Centers, Term Loan B,
5.25%, 11/18/15		2,750	2,745,581

		Par
Floating Rate Loan Interests (c) (000) Value
Food & Staples Retailing (concluded)
Rite Aid Corp., Tranche 4 Term
Loan, 9.50%, 6/10/15	USD	1,893 $	1,919,979
9,418,964
Food Products — 3.3%
CII Investment, LLC (FKA Cloverhill):
Term Loan A, 8.50%,
10/14/14		852	852,479
Term Loan B, 8.50%,
10/14/14		1,037	1,036,807
Dole Food Co., Inc.:
Credit-Linked Deposit, 8.07%,
4/12/13		390	389,611
Term Loan B, 5.00% - 5.50%,
2/10/17		788	786,755
Term Loan C, 5.00% - 5.50%,
2/10/17		1,957	1,954,102
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		1,215	1,202,850
Pinnacle Foods Finance LLC,
Tranche C Term Loan, 7.50%,
4/02/14		2,500	2,471,095
8,693,699
Health Care Equipment &
Supplies — 1.1%
Biomet, Inc., Dollar Term Loan,
3.28% - 3.35%, 3/25/15		739	718,215
DJO Finance LLC (ReAble
Therapeutics Finance LLC),
Term Loan, 3.35%, 5/20/14		881	846,663
Fresenius AG, Term Loan C1,
4.50%, 9/01/14		1,300	1,297,292
2,862,170
Health Care Providers & Services — 4.5%
Ardent Health Services, Inc.,
Term Loan, 6.50%, 8/10/15		1,200	1,173,000
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.79%, 7/25/14		149	139,266
Funded Term Loan, 2.60% -
2.79%, 7/25/14		2,890	2,701,503
DaVita, Inc., Tranche B-1 Term
Loan, 1.79% - 1.85%,
10/05/12		285	278,034
HCA, Inc.:
Tranche A-1 Term Loan,
1.79%, 11/16/12		1,924	1,820,412
Tranche B-1 Term Loan,
2.54%, 11/18/13		636	601,055
Tranche B-2 Term Loan,
3.54%, 3/31/17		1,166	1,126,640
Harden Healthcare, Inc., Term
Loan A, 8.50%, 2/22/15		796	780,436
Renal Advantage Holdings, Inc.,
Term Loan, 6.00%, 5/25/16		1,100	1,094,500

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Health Care Providers
& Services (concluded)
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16	USD	2,000	$ 1,973,000
11,687,846
Health Care Technology — 0.9%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/16/16 2,476 2,453,424
Hotels, Restaurants &
Leisure — 4.7%
Blackstone UTP Capital LLC:
Loan, 7.75%, 11/06/14		1,496	1,496,250
Term Loan B, 5.50% - 6.00%,
10/23/14		1,150	1,144,480
Green Valley Ranch Gaming, LLC,
Loan (Second Lien), 8.00%,
8/16/14 (a)(f)		500	29,375
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.32%,
1/28/15		192	160,685
Term Loan B-2, 3.32%,
1/28/15		259	216,237
Term Loan B-3, 3.29% -
3.32%, 1/28/15		3,893	3,243,954
Penn National Gaming, Inc., Term
Loan B, 2.05% - 2.12%,
10/03/12		1,136	1,102,104
Six Flags Theme Parks, Inc., Exit
Term Loan, 6.00%, 4/19/16		1,850	1,837,764
Travelport LLC (FKA Travelport, Inc.):
Original Post-First Amendment
and Restatement Synthetic
Letter of Credit Loan, 2.79%,
8/23/13		178	167,849
Tranche B Dollar Term Loan,
2.79%, 8/23/13		889	836,523
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
4.80%, 5/27/13		158	152,822
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		713	686,335
Term B Funded Project Loan,
4.80%, 5/27/13		1,243	1,198,521
12,272,899
IT Services — 3.0%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First
Lien), 2.55%, 2/28/14		992	739,313
Ceridian Corp., US Term Loan,
3.35%, 11/09/14		1,142	1,047,250

		Par
Floating Rate Loan Interests (c) (000) Value
IT Services (concluded)
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.03% - 3.09%, 9/24/14	USD	355 $	299,062
Initial Tranche B-2 Term Loan,
3.03% - 3.04%, 9/24/14		4,594	3,863,520
Initial Tranche B-3 Term Loan,
3.03% - 3.04%, 9/24/14		489	411,563
SunGard Data Systems, Inc.
(Solar Capital Corp.):
Incremental Term Loan,
6.75%, 2/28/14		993	986,164
Tranche B US Term Loan,
4.00% - 4.06%, 2/28/16		544	527,780
7,874,652
Independent Power Producers &
Energy Traders — 1.4%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.11%, 4/02/13		1,388	1,320,317
Tranche B Term Loan, 4.11%,
4/02/13		111	106,014
Texas Competitive Electric Holdings
Co., LLC (TXU):
Initial Tranche B-1 Term Loan,
3.79% - 3.85%, 10/10/14		1,534	1,178,643
Initial Tranche B-3 Term Loan,
3.79% - 3.85%, 10/10/14		1,419	1,083,824
3,688,798
Industrial Conglomerates — 1.0%
Sequa Corp., Term Loan, 3.48% -
3.79%, 12/03/14 2,844 2,597,567
Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan,
3.29%, 8/21/14 488 446,063
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14 573 571,740
Leisure Equipment &
Products — 0.1%
Fender Musical Instruments Corp.:
Delayed Draw Loan, 2.61%,
6/09/14		145	127,190
Initial Loan, 2.55%, 6/09/14		287	251,791
378,981
Machinery — 1.7%
Accuride Corp., Term Loan,
9.75%, 1/31/12		790	785,886
Bucyrus International, Inc., Term
Loan C, 4.50%, 1/26/16		1,205	1,197,971

6 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Machinery (concluded)
Generac Acquisition Corp., Term
Loan (First Lien), 2.79%,
11/10/13	USD	165 $	152,617
NACCO Materials Handling Group,
Inc., Loan, 2.10% - 2.37%,
3/21/13		1,444	1,256,062
Oshkosh Truck Corp., Term Loan
B, 6.54%, 12/06/13		1,175	1,173,126
4,565,662
Marine — 0.2%
Horizon Lines, LLC, Inc.:
Return of Capital, 3.55% -
3.57%, 8/08/12		436	372,507
Term Loan A, 3.55%,
8/08/12		310	278,486
650,993
Media — 16.0%
Cengage Learning Acquisitions,
Inc. (Thomson Learning),
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		4,168	4,189,023
Cequel Communications, LLC,
Term Loan, 2.29%, 11/05/13		526	501,696
Charter Communications Operating,
LLC:
New Term Loan, 2.30%,
3/06/14		614	567,318
Term Loan B1, 2.30%,
3/25/14		725	724,887
Term Loan C, 3.55%,
9/06/16		5,253	4,889,785
FoxCo Acquisition Subordinated,
LLC, Term Loan, 7.50%,
7/14/15		788	767,390
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.60%, 6/12/14		1,995	1,826,580
Hanley-Wood, LLC
(FSC Acquisition), Term Loan,
2.63% -2.75%, 3/10/14		1,466	806,437
Harland Clarke Holdings Corp.
(FKA Clarke American Corp.),
Tranche B Term Loan,
2.79% - 2.85%, 6/30/14		1,248	1,087,820
Insight Midwest Holdings, LLC,
Term Loan B, 2.04% - 2.10%,
4/07/14		325	306,893
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		332	315,974
Tranche B-2-B Term Loan,
2.79%, 1/03/14		332	315,877
Tranche B-2-C Term Loan,
2.79%, 1/03/14		332	315,877

		Par
Floating Rate Loan Interests (c) (000) Value
Media (concluded)
Intelsat Subsidiary Holding Co.
Ltd., Tranche B Term Loan,
2.79%, 7/03/13	USD	1,678	$ 1,611,021
Lamar Media Corp., Term Loan B,
4.25%, 12/30/16		1,175	1,172,797
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.34%, 6/30/15	EUR	337	305,428
Facility C1, 3.59%, 6/30/16		337	305,428
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.89%, 3/01/13 (d)	USD	1,336	1,068,631
Mediacom Broadband, Term
Loan E, 4.50%, 10/23/17		2,225	2,174,010
Mediannuaire Holding (Pages
Jaunes), Term Loan D, 4.90%,
1/11/17	EUR	500	404,958
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	USD	1,750	1,837,500
Nielsen Finance LLC,
Dollar Term Loan:
2.35%, 8/09/13		969	903,539
Class B, 4.10%, 5/01/16		2,103	2,023,840
Regal Cinemas Corp.,
Term Loan B, 3.79%, 11/06/16		1,000	992,083
Sinclair Television Group, Inc.,
Tranche B Term Loan, 6.75%,
10/29/15		1,155	1,155,650
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16 EUR		2,000	2,445,085
Sunshine Acquisition Ltd. (FKA
HIT Entertainment), Term
Facility, 5.60%, 3/20/12	USD	957	881,069
UPC Financing Partnership,
Facility U, 4.99%, 12/31/17	EUR	1,850	2,098,330
Virgin NTL Cable Plc, Term Loan
B, 4.40%, 12/31/15	GBP	750	1,044,560
Weather Channel, Term Loan B,
5.00%, 9/14/15	USD	2,264	2,257,091
Worldcolor Press Inc., and
Worldcolor (USA) Corp. (FKA
Quebecor World, Inc.), Advance,
9.00%, 7/23/12		1,617	1,629,500
Yell Group Plc TPI, Term Loan A,
2.48%, 8/09/11		938	909,375
41,835,452
Multi-Utilities — 0.6%
Energy Transfer Equity, LP, Term
Loan, 2.09%, 11/01/12		1,000	978,571
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.):
Synthetic Letter of Credit,
2.81%, 11/01/13		51	47,791

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Multi-Utilities (concluded)
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.) (concluded)
Term B Advance (First Lien),
2.81%, 11/01/13	USD	489	$ 461,973
1,488,335
Multiline Retail — 1.4%
Dollar General Corp., Tranche B-2
Term Loan, 3.09% - 3.10%,
7/07/14		1,686	1,608,069
Hema Holding BV:
Facility B, 2.43%, 7/06/15	EUR	406	472,409
Facility C, 3.18%, 7/05/16		406	472,409
The Neiman Marcus Group, Inc.,
Term Loan, 2.35% - 2.54%,
4/06/13	USD	1,080	985,050
3,537,937
Oil, Gas & Consumable Fuels — 1.5%
Big West Oil, LLC:
Delayed Draw Loan, 4.50%,
5/15/14	USD	779	768,109
Initial Advance Loan, 4.50%,
5/15/14		619	610,854
Initial Advance Loan, 12.00%,
1/26/15		625	626,042
Tronox Worldwide LLC:
Tranche B-1 Term Loan,
9.00%, 6/24/10		1,465	1,470,024
Tranche B-2 Term Loan,
9.00%, 6/24/10		385	385,757
3,860,786
Paper & Forest Products — 1.1%
Georgia-Pacific LLC, Term Loan B,
2.29% - 2.54%, 12/23/12		1,553	1,514,539
Verso Paper Finance Holdings
LLC, Loan, 6.60% - 7.35%,
2/01/13		2,085	1,352,612
2,867,151
Personal Products — 0.3%
American Safety Razor Co., LLC:
Loan (Second Lien), 10.50%,
1/30/14		675	278,438
Term Loan (First Lien), 6.75%,
7/31/13		458	415,752
694,190
Pharmaceuticals — 1.1%
Warner Chilcott Co., LLC
Term Loan A, 5.50%,
10/30/14		1,091	1,088,818
Warner Chilcott Corp.:
Additional Term Loan, 5.75%,
4/30/15		502	500,946

		Par
Floating Rate Loan Interests (c) (000) Value
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-1 , 5.75%,
4/30/15	USD	836 $	834,166
Term Loan B-2, 5.75%,
4/30/15		584	582,516
3,006,446
Professional Services — 0.9%
Booz Allen Hamilton, Inc., Term
Loan C, 6.00%, 7/31/15 2,244 2,241,008
Real Estate Management &
Development — 2.1%
Mattamy Funding Partnership,
Term Loan B, 2.81%, 4/11/13		960	902,400
Realogy Corp.:
Delayed Draw Term Loan B,
3.29%, 10/10/13		2,419	2,039,544
Initial Term Loan B, 3.29%,
10/10/13		2,850	2,402,763
Synthetic Letter of Credit,
3.35%, 10/10/13		244	205,457
5,550,164
Software — 0.8%
Reynolds & Reynolds, Term Loan,
5.25%, 4/16/17		858	850,924
Telcordia Technologies, Inc., Term
Loan B, 6.75%, 4/09/16		1,300	1,277,250
2,128,174
Specialty Retail — 1.2%
Bass Pro Group LLC, Term Loan B,
5.00% - 5.75%, 4/06/15		800	795,480
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.57% - 2.76%, 5/28/13		493	452,846
Matalan, Term Loan, 5.57%,
3/24/16	GBP	500	718,105
Michaels Stores, Inc.:
Term Loan B-1, 2.56% -
2.81%, 10/31/13	USD	715	650,279
Term Loan B-2, 4.81% -
5.06%, 7/31/16		534	507,750
3,124,460
Textiles, Apparel & Luxury
Goods — 1.0%
Hanesbrands, Inc., New Term
Loan, 5.25% - 5.50%,
12/10/15		737	736,586
PVH/Hilfiger, US Term Loan B,
4.75%, 4/19/16		1,800	1,799,156
			2,535,742

8 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (c) (000) Value
Wireless Telecommunication
Services — 2.0%
Digicel International Finance Ltd.,
Tranche A, 2.81%, 3/30/12	USD	3,373 $	3,280,646
MetroPCS Wireless, Inc., Tranche
B Term Loan, 2.63%, 11/03/13		1,991	1,906,363
5,187,009
Total Floating Rate Loan Interests – 90.1% 236,143,997
		Beneficial
		Interest
Other Interests (g) (000)
Auto Components — 1.1%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests — (h) 2,937,342
Diversified Financial
Services — 0.3%
J.G. Wentworth LLC Preferred
Equity Interests (i) — (h) 684,050
Total Other Interests – 1.4% 3,621,392
Warrants (j) Shares
Software — 0.0%
HMH Holdings/EduMedia
(expires 3/09/17) 11,690 —
Total Warrants – 0.0% —
Total Long-Term Investments
(Cost – $334,103,934) – 120.9% 316,932,286
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (k)(l) 7,148,666 7,148,666
Total Short-Term Securities
(Cost – $7,148,666) – 2.7%			7,148,666

Options Purchased Contracts Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, expires
12/21/19, Broker Goldman
Sachs Bank USA 20 $ 4,200
Total Options Purchased
(Cost – $19,556) – 0.0% 4,200
Total Investments
(Cost – $341,272,156*) – 123.6%	324,085,152
Liabilities in Excess of Other Assets – (23.6)%	(61,861,076)
Net Assets – 100.0%	$ 262,224,076

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 341,533,685
Gross unrealized appreciation	$ 5,664,329
Gross unrealized depreciation	(23,112,862)
Net unrealized depreciation	$ (17,448,533)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Variable rate security. Rate shown is as of report date.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.
(e) Convertible security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(h) Amount is less than $1,000.
(i) The investment is held by a wholly owned taxable subsidiary of the Fund.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:
	Shares Held		Shares Held
	at August		at May 31,
Affiliate	31, 2009	Net Activity	2010	Income
BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	2,018,379	5,130,287	7,148,666 $	4,365

(l) Represents the current yield as of report date.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

					Unrealized
Currency		Currency	Counter- Settlement		Appreciation
Purchased		Sold	party	Date	(Depreciation)
USD 12,413,284 EUR		9,891,000	BNP
			Paribas	7/14/10	$ 269,230
EUR	493,600 USD	611,665	Citibank
			NA	7/14/10	(5,629)
EUR	36,000 USD	45,322	Citigroup
			Global AG	7/14/10	(1,122)
USD	952,060 EUR	769,000 Deutsche
			Bank AG	7/14/10	7,890
GBP	1,538,000 USD	2,282,698	Citibank
			NA	7/28/10	(58,190)
USD	314,337 CAD	315,000	Citibank
			NA	7/28/10	15,074
USD	1,416,659 GBP	917,500	Citibank
			NA	7/28/10	89,620
USD	4,701,204 GBP	3,038,500	Royal
			Bank of
			Scotland
			Plc	7/28/10	306,425
Total					$ 623,298

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-
annual report.

10 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks	$ 1,121,762	$ 604,134	$ 924,826	$ 2,650,722
Corporate Bonds	—	73,201,552	1,314,623	74,516,175
Floating Rate Loan
Interests	—	203,847,164	32,296,833	236,143,997
Other Interests	—	—	3,621,392	3,621,392
Short-Term Securities…	7,148,666	—	—	7,148,666
Total	$ 8,270,428	$ 277,652,850	$ 38,157,674	$ 324,080,952
Other Financial Intruments [1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	—	$ 692,439	$ 7,389	$ 699,828
Liabilities	—	(64,941)	(80,825)	(145,766)
Total	—	$ 627,498	$ (73,436)	$ 554,062

1 Other financial instruments are foreign currency exchange contracts, options and unfunded loan commitments. Foreign currency exchange contracts and unfunded loan commitments are shown at the unrealized appreciation/depreciation on the instruments and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities
			Floating
	Common	Corporate	Rate Loan	Other
	Stocks	Bonds	Interests	Interests	Total
Balance, as of
August 31, 2009	$ 5,143	$ 2,823,032	$ 54,573,840	$ 262,849	$ 57,664,864
Accrued
discounts/premiums	-	41,187	89	-	41,276
Realized gain (loss)	-	1	(11,263,115)	(14,550)	(11,277,664)
Change in unrealized
appreciation/
depreciation[2]	(86)	(20,989)	20,991,164	435,751	21,405,840
Net purchases (sales)	-	9,086	(24,815,126)	-	(24,806,040)
Net transfers in/out of
Level 3	919,769	(1,537,694)	(7,190,019)	2,937,342	(4,870,602)
Balance, as of
May 31, 2010	$ 924,826	$ 1,314,623	$ 32,296,833	$3,621,392	$ 38,157,674

2 The change in unrealized appreciation/depreciation on securities still held at May 31, 2010 was $2,971,591.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments[3]
	Assets	Liabilities
Balance, as of August 31, 2009	-	$ (49,905)
Accrued discounts/premiums	-	-
Net realized gain (loss)	-	-
Net change in unrealized appreciation/
depreciation	$ 7,389	(30,920)
Net purchases (sales)	-	-
Net transfers in/out of Level 3	-	-
Balance, as of May 31, 2010	$ 7,389	$ (80,825)
[3]Other financial instruments are unfunded loan commitments.

12 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

MAY 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 23, 2010